Employee Benefit Plans - Change in Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ (18)	$ (21)
Defined Benefit Plan, Benefit Obligation, Benefits Paid	(1)	(2)
Plan participant contributions	1	0
Liability, Defined Benefit Plan, Current	2	2
Liability, Defined Benefit Plan, Noncurrent	16	19
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	(18)	(21)
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), Gain (Loss), before Tax	7	11
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	(139)	(187)
Defined Benefit Plan, Plan Assets, Amount	953	1,086	$ 978
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	(34)	80
Company contributions	24	25
Defined Benefit Plan, Benefit Obligation, Benefits Paid	(86)	(75)
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	(38)	77
Plan participant contributions	1	1
Liability, Defined Benefit Plan, Current	14	13
Liability, Defined Benefit Plan, Noncurrent	265	292
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	(139)	(187)
U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	(494)	(506)
Defined Benefit Plan, Plan Assets, Amount	1,269	1,444	1,722
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	(76)	149
Company contributions	0	0
Defined Benefit Plan, Benefit Obligation, Benefits Paid	(99)	(427)
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	0	0
Plan participant contributions	0	0
Liability, Defined Benefit Plan, Current	0	0
Liability, Defined Benefit Plan, Noncurrent	494	506
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	(494)	(506)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	(633)	(693)
Defined Benefit Plan, Plan Assets, Amount	2,222	2,530	$ 2,700
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	(110)	229
Company contributions	24	25
Defined Benefit Plan, Benefit Obligation, Benefits Paid	(185)	(502)
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	(38)	77
Plan participant contributions	1	1
Liability, Defined Benefit Plan, Current	14	13
Liability, Defined Benefit Plan, Noncurrent	759	798
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	$ (633)	$ (693)